Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Huailai Huizhi Construction Co. Ltd.
Business Acquisition [Line Items]
Summary of Fair Value of Assets Acquired and Liabilities Assumed on Acquisition Date	The following table summarizes the fair values of the assets acquired and liabilities assumed on the 2020 Acquisition Date:

RMB
Purchase consideration	39,612
Settlement of accounts payable due to Huizhi	(174,695)
Total purchase consideration	(135,083)
Less:
Cash and cash equivalents	16,008
Other current assets	24,085
Property and equipment, net	641
Other non-current assets	1,022
Current liabilities	(183,402)
Goodwill	6,563

BDC Thailand Ltd.
Business Acquisition [Line Items]
Summary of Fair Value of Assets Acquired and Liabilities Assumed on Acquisition Date	The following table summarizes the fair values of the assets acquired and liabilities assumed on the 2022 Acquisition Date:

	RMB	USD
Purchase consideration	71,055	10,302
Less:
Prepayments and other current assets	27	4
Property and equipment, net	36,880	5,347
Operating lease right-of-use assets	18,478	2,679
Intangible assets, net	427	62
Accrued expenses and other current liabilities	(27)	(4)
Operating lease liabilities	(15,732)	(2,281)
Deferred tax liabilities	(2,877)	(417)
Goodwill	33,879	4,912